Segment Reporting - Revenue by reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting
Revenue	$ 184,544	$ 85,821	$ 56,157
Cost of goods sold	(188,627)	(87,518)	(58,061)
Segment gross profit/(loss)	(4,083)	(1,697)	(1,904)
Hardware revenue
Segment Reporting
Revenue	175,168	80,832	53,562
Cost of goods sold	(182,986)	(83,740)	(55,188)
Segment gross profit/(loss)	(7,818)	(2,908)	(1,626)
Service and maintenance
Segment Reporting
Revenue	9,267	4,979	2,590
Cost of goods sold	(5,641)	(3,778)	(2,873)
Segment gross profit/(loss)	3,626	1,201	(283)
Software Revenue
Segment Reporting
Revenue	109	10	5
Software
Segment Reporting
Revenue	109	10	5
Segment gross profit/(loss)	109	10	5
Stand Alone | Hardware revenue
Segment Reporting
Revenue	108,927	52,072	20,084
Cost of goods sold	(116,320)	(53,264)	(21,099)
Segment gross profit/(loss)	(7,393)	(1,192)	(1,015)
Distributed Chargers | Hardware revenue
Segment Reporting
Revenue	61,406	26,603	32,974
Cost of goods sold	(61,782)	(28,597)	(33,718)
Segment gross profit/(loss)	376	(1,994)	(744)
Other | Hardware revenue
Segment Reporting
Revenue	4,835	2,157	504
Cost of goods sold	(4,884)	(1,879)	(371)
Segment gross profit/(loss)	$ (49)	$ 278	$ 133